Share-Based Payments (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restatement adjustment	$ 843,000	$ 843,000	$ 0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation		11,720,000	23,562,000
Unrecognized share-based compensation costs	59,000	59,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation		147,000	$ 1,420,000
Unrecognized share-based compensation costs	$ 157,000	$ 157,000
Expiration period		10 years
Unrecognized share-based compensation costs, period for recognition		4 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Executive Incentive Plan, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for delivery under plan (shares)			187,500